Schedule of Foreign Currencies Translation Exchange Rates (Details)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Accounting Policies [Abstract]
Exchange rates	7.8334	7.7548
Average exchange rates	7.7950	7.7891